CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Issued capital [member]	Issued Capital Adjustment [Member]	Share premium [member]	Treasury Shares Adjustment [Member]	Treasury Shares Cost [Member]	Statutory reserve [member]	Voluntary Reserve [Member]	Other reserves [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity Attributable To Owners [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2022	$ 36	$ 191	$ 516	$ 1	$ (23)	$ 45	$ 968	$ (15)	$ 81	$ 477	$ 2,277	$ 7	$ 2,284
IfrsStatementLineItems [Line Items]
Voluntary reserve constitution							478			(478)
Capital reduction					16		(13)				3		3
Dividens ditribution												(1)	(1)
Profit of the year										302	302	3	305
Other comprehensive income (loss) of the year									(100)	(78)	(178)		(178)
Ending balance, value at Dec. 31, 2023	36	191	516	1	(7)	45	1,433	(15)	(19)	223	2,404	9	2,413
IfrsStatementLineItems [Line Items]
Voluntary reserve constitution						(1)	224			(223)
Stock compensation plans								2			2		2
Profit of the year										619	619		619
Other comprehensive income (loss) of the year									138	123	261		261
Ending balance, value at Dec. 31, 2024	36	191	516	1	(7)	44	1,657	(13)	119	742	3,286	9	3,295
IfrsStatementLineItems [Line Items]
Voluntary reserve constitution							742			(742)
Treasury shares acquisition					(47)						(47)		(47)
Stock compensation plans								1			1		1
Dividens ditribution												(1)	(1)
Profit of the year										377	377	1	378
Other comprehensive income (loss) of the year									5	(26)	(21)		(21)
Ending balance, value at Dec. 31, 2025	$ 36	$ 191	$ 516	$ 1	$ (54)	$ 44	$ 2,399	$ (12)	$ 124	$ 351	$ 3,596	$ 9	$ 3,605